SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Net loss		$ (2,459,000)	$ 914,000		$ 139,000	$ 15,069,000
Stardust Power Inc [Member]
Weighted average shares outstanding, basic	8,741,000	8,669,538		8,777,571
Weighted average shares outstanding, diluted	8,741,000	8,669,538		8,777,571
Net loss share, basic	$ (0.03)	$ (0.16)		$ (0.43)
Net loss share, diluted	$ (0.03)	$ (0.16)		$ (0.43)
Net loss	$ (245,505)	$ (1,399,213)		$ (3,793,585)
Common Class A [Member] | Global Partner Acquisition Corp II [Member]
Allocation of income - basic		(519,000)	447,000		54,000	12,055,000
Allocation of income - diluted		$ (519,000)	$ 447,000		$ 54,000	$ 12,055,000
Weighted average shares outstanding, basic		2,006,000	7,118,000		4,718,000	30,000,000
Weighted average shares outstanding, diluted		2,006,000	7,118,000		4,718,000	30,000,000
Net loss share, basic		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Net loss share, diluted		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Common Class B [Member] | Global Partner Acquisition Corp II [Member]
Allocation of income - basic		$ (1,940,000)	$ 467,000		$ 85,000	$ 3,014,000
Allocation of income - diluted		$ (1,940,000)	$ 467,000		$ 85,000	$ 3,014,000
Weighted average shares outstanding, basic		7,500,000	7,500,000		7,500,000	7,500,000
Weighted average shares outstanding, diluted		7,500,000	7,500,000		7,500,000	7,500,000
Net loss share, basic		$ (0.26)	$ 0.06		$ 0.01	$ 0.40
Net loss share, diluted		$ (0.26)	$ 0.06		$ 0.01	$ 0.40